FAIR VALUE MEASUREMENTS (Details) (Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Contingent consideration
Fair value measurements
Asset (Liability)	$ (11,691)	$ (1,300)
Redeemable common shares
Fair value measurements
Asset (Liability)		(53,370)
Interest rate swap contract
Fair value measurements
Asset (Liability)		(16)
Level 2 | Interest rate swap contract
Fair value measurements
Asset (Liability)		(16)
Level 3 | Contingent consideration
Fair value measurements
Asset (Liability)	(11,691)	(1,300)
Level 3 | Redeemable common shares
Fair value measurements
Asset (Liability)		$ (53,370)